FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
(16)	Fair Value Measurements

Financial instruments which are measured at fair value, or for which a fair value is disclosed, are classified in the fair value hierarchy, as outlined below, on the basis of the observability of the inputs used in the fair value measurement:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 — Valuations based on quoted prices in active markets for similar assets or liabilities, quoted prices in non-active markets or for which all significant inputs, other than quoted prices, are observable either directly or indirectly, or for which unobservable inputs are corroborated by market data.

Level 3 — Valuations based on inputs that are unobservable and significant to overall fair value measurement.

As of March 31, 2022, the Company’s financial assets and liabilities recorded at fair value on a recurring basis consist of its derivative instrument — interest rate swap. The fair value of interest rate swap has been calculated using a discounted cash flow analysis by taking the present value of the fixed and floating rate cash flows utilizing the forward LIBOR curve and the counterparty’s credit risk, which was determined to be not material.

Presented below is a summary of the gross fair value of the Company’s derivative contract, which have been designated as hedging instrument, recorded on the condensed consolidated balance sheets at fair value.

			As of
		Fair Value	March 31,	December
(in $ millions)	Balance sheet location	Hierarchy	2022	31, 2021
Interest rate swaps	Other non-current assets	Level 2	$9	$—

The Company does not measure its debt at fair value in its consolidated balance sheets. Where the fair value of the Company’s long-term debt is determined based on quoted prices for identical or similar debt instruments when traded as assets, it is categorized within Level 2 of the fair value hierarchy. Where quoted prices are not available, fair value is estimated using discounted cash flows and market-based expectation of interest rates, credit risks and contractual term of the debt instruments and is categorized within Level 3 of the fair value hierarchy.

The fair values of the Company’s outstanding senior secured term loans are as follows:

		As of		As of
	Fair	March 31, 2022		December 31, 2021
	Value	Carrying	Fair	Carrying	Fair
(in $ millions)	Hierarch	amount (1)	Value	amount (1)	Value
Senior secured initial term loans	Level 2	$235	$226	$236	$233
Senior secured new tranche B-3 term loans	Level 3	$788	$767	$787	$800
(1)	Outstanding principal amount of senior secured term loans less unamortized debt discount and debt issuance costs.

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable, and accrued expenses and other current liabilities approximate fair value due to the short-term maturities of these assets and liabilities.

(22)	Fair Value Measurements

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Pension plan assets — see note 16 — Employee Benefit Plans for fair value information on the Company’s pension plan assets.

Assets that are Measured at Fair Value on a Non-recurring Basis

Assets that are required to be measured at fair value on a non-recurring basis include goodwill, property and equipment, equity-method investments, operating lease ROU assets and other intangible assets. The Company’s impairment review of goodwill is performed annually on December 31 each year. In addition, goodwill, property and equipment, equity-method investments, operating lease ROU assets and other intangible assets are reviewed for impairment if events and circumstances indicate that their carrying amounts may not be recoverable.

The Company identified the on-going impact of the COVID-19 pandemic on its current and projected future results of operations as a triggering event requiring quantitative assessment of its property and equipment, equity-method investments, operating lease ROU assets and other intangible assets in 2021. The Company utilized level 3 inputs based on management’s best estimates and assumptions in performing its quantitative assessment. The Company determined that, except for certain equity method investments (see note 8 — Equity Method Investments), and operating lease ROU assets, no such other assets were impaired.

Other Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, due from affiliates, other current assets, accounts payable, due to affiliates and accrued expenses and other current liabilities approximate their fair value due to the short-term maturities of these assets and liabilities.

The fair value of the Company’s senior secured initial term loans was determined by considering their fair value based on quoted prices for identical debt instruments when traded as assets and is categorized within Level 2 of the fair value hierarchy. The fair values of the Company’s senior secured prior tranche B-2 term loans and senior secured new tranche B-3 term loans were deemed to be their issuance cost due to a short period of time lapsed since their issuance. The fair values of the Company’s outstanding senior secured term loans are as follows:

	As of December 31, 2021		As of December 31, 2020
		Fair		Fair
(in $ millions)	Carrying amount(1)	Value	Carrying amount(1)	value
Senior secured initial term loans	$236	$233	$237	$231
Senior secured prior tranche B-1 term loans	$—	$—	$387	$399
Senior secured new tranche B-3 term loans	$787	$800	$—	$—
(1)	Outstanding principal amount of senior secured term loans less unamortized debt discount and debt issuance costs.

Apollo Strategic Growth Capital
FAIR VALUE MEASUREMENTS

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following table presents information about the Company’s assets and liabilities that are measured at fair value at March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

Description	Level	March 31, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$817,678,426	$817,356,537

Liabilities:
Warrant Liability – Private Placement Warrants	3	22,797,295	21,092,973
Warrant Liability – Public Warrants	1	37,300,990	34,850,560

Upon consummation of the Public Offering, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. At the initial measurement date, the Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs.

As of both March 31, 2022 and December 31, 2021, the Public Warrants were valued using the publicly available price for the Warrant and are classified as Level 1 on the Fair Value Hierarchy. As of both March 31, 2022 and December 31, 2021, the Company used a modified Black-Scholes model to value the Private Placement Warrants. The Company relied upon the implied volatility of the Public Warrants and the closing share price at March 31, 2022 and December 31, 2021 to estimate the volatility for the Private Placement Warrants. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. As of both March 31, 2022 and December 31, 2021, the Private Placement Warrants were classified within Level 3 of the Fair Value Hierarchy at the measurement dates due to the use of unobservable inputs.

There were no transfers into or out of Level III liabilities during the three months ended March 31, 2022 and 2021. The table below provides a summary of the changes in fair value of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2022:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2021	$21,092,973
Change in fair value of derivative liabilities	1,704,322
Balance, March 31, 2022	$22,797,295

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2021:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2020	$23,455,550
Change in fair value of derivative liabilities	(7,904,318)
Balance, March 31, 2021	$15,551,232

As of March 31, 2022 and December 31, 2021, the fair value of the derivative feature of the Private Placement Warrants was calculated using the following weighted average assumptions:

	March 31, 2022	December 31, 2021
Risk-free interest rate	2.42%	1.31%
Expected life of grants	5.25 years	5.5 years
Expected volatility of underlying shares	17.0%	18.0%
Dividends	0.0%	0.0%

As of March 31, 2022 and December 31, 2021, the derivative warrant liability was $60,098,285 and $55,943,533, respectively. In addition, for the three months ended March 31, 2022 and 2021, the Company recorded a loss of $(4,154,752) and gain of $24,785,058, respectively, on the change in fair value of the derivative warrant liabilities on the condensed statements of operations.

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2021, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

Description	Level	December 31, 2021	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$817,356,537	$816,985,533	$—
Liabilities:
Warrant Liability – Private Placement Warrants	3	21,092,973	23,455,550	—
Warrant Liability – Public Warrants	1	34,850,560	51,186,760	—

Upon consummation of the Public Offering, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. At the initial measurement date, the Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs.

As of both December 31, 2021 and 2020, the Public Warrants were valued using the publicly available price for the Warrant and are classified as Level 1 on the Fair Value Hierarchy. As of both December 31, 2021 and 2020, the Company used a modified Black-Scholes model to value the Private Placement Warrants. The Company relied upon the implied volatility of the Public Warrants and the closing share price at December 31, 2020 to estimate the volatility for the Private Placement Warrants. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. As of both December 31, 2021 and 2020, the Private Placement Warrants were classified within Level 3 of the Fair Value Hierarchy at the measurement dates due to the use of unobservable inputs.

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2021 and 2020:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2019	$—
Derivative liabilities recorded on issuance of derivative warrants	57,753,222
Transfer to Level 1	(39,745,978)
Change in fair value of derivative liabilities	5,448,306
Balance, December 31, 2020	23,455,550
Change in fair value of derivative liabilities	(2,362,577)
Balance, December 31, 2021	$21,092,973

As of December 31, 2021 and 2020, the fair value of the derivative feature of the Private Placement Warrants was calculated using the following weighted average assumptions:

	December 31, 2021	December 31, 2020
Risk-free interest rate	1.31%	0.49%
Expected life of grants	5.5 years	5.9 years
Expected volatility of underlying shares	18.0%	10.0 – 30.0%
Dividends	0.0%	0%

As of December 31, 2021 and 2020, the derivative warrant liability was $55,943,533 and $74,642,310, respectively. In addition, for the years ended December 31, 2021 and 2020, the Company recorded a gain of $18,698,777 and loss of $(16,889,088), respectively, on the change in fair value of the derivative warrant liabilities on the statements of operations. During 2020, the Company charged $328,959 to additional paid in capital for the excess of proceeds received over fair value of Private Placement Warrant liabilities.